Income taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current:
Federal	$ 138,070	$ 135,598
State	21,682	15,540
Foreign	3,800	1,884
Total current income tax expense	163,552	153,022
Deferred:
Federal	(19,726)	(24,744)
State	(14,334)	(25,635)
Foreign	(5,803)	(4,392)
Total deferred income tax expense	(39,863)	(54,771)
Provision for income taxes	$ 123,689	$ 98,251